Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Insurance Company

as of December 31, 2014, 2013 and 2012

Schedule V—Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2014:
Valuation allowance for mortgage loans on real estate	$2,047	$(583)	$0	$0	$1,464
Valuation allowance for uncollectible agents balances	4,462	(64)	0	(2)	4,400
Valuation allowance for uncollectible accounts	22	10	0	0	32
Total	$6,531	$(637)	$0	$(2)	$5,896

2013:
Valuation allowance for mortgage loans on real estate	$3,646	$(1,599)	$0	$0	$2,047
Valuation allowance for uncollectible agents balances	4,530	(68)	0	0	4,462
Valuation allowance for uncollectible accounts	16	6	0	0	22
Total	$8,192	$(1,661)	$0	$0	$6,531

2012:
Valuation allowance for mortgage loans on real estate	$5,381	$(1,735)	$0	$0	$3,646
Valuation allowance for uncollectible agents balances	4,655	(67)	0	58	4,530
Valuation allowance for uncollectible accounts	43	(27)	0	0	16
Total	$10,079	$(1,829)	$0	$58	$8,192